Compensation and benefits (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Compensation and benefits
Salaries and variable compensation	SFr 1,982	SFr 2,030	SFr 1,997	SFr 4,012	SFr 3,846
Social security	173	204	166	377	324
Other	237	224	193	461	393
Compensation and benefits	2,392	2,458	2,356	4,850	4,563
Defined Benefit Plan, Service Cost	65	65	60	130	120
Defined benefit and defined contribution
Compensation and benefits
Defined Benefit Plan, Service Cost	SFr 131	SFr 128	SFr 120	259	250
Bank
Compensation and benefits
Salaries and variable compensation				3,518	3,449
Social security				323	278
Other				400	369
Compensation and benefits				4,241	4,096
Bank | Defined benefit and defined contribution
Compensation and benefits
Defined Benefit Plan, Service Cost				230	250
Bank | International
Compensation and benefits
Defined Benefit Plan, Service Cost				SFr 8	SFr 7